Significant related party transactions and balances	12 Months Ended
Apr. 30, 2026
Significant Related Party Transactions And Balances
Significant related party transactions and balances
22.	Significant related party transactions and balances

In addition to the related party information disclosed elsewhere in the financial statements, the following were significant related party transactions at rates and terms agreed between the Group and the related parties during the year:

Transaction with related parties

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD
Director
Advance from/Payment on behalf	(91,741)	(818,707)	(481,101)	(377,690)
Repayment to	50,150	346,597	949,134	745,121
Dividends paid	450,000	1,000,000	600,000	471,032

Subsidiary
Revenue from electrical works and installation services	4,146,774	1,067,593	1,571,507	1,233,716
Subcontractors’ costs	(3,617,741)	(1,005,000)	(1,634,100)	(1,282,854)
Rental charged	4,000	12,000	12,000	9,421

Balances with related parties

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD
Non-trade receivables
Shareholders(1)	85,443	81,796	-	-

Non-trade payables
Director(2)	55,899	528,012	59,979	47,087
Dividends payable(2)	-	600,000	-	-

(1)	Other receivable from shareholders is non-trade in nature, unsecured, non-interest bearing and repayable on demand.

(2)	The amount due to a director is non-trade in nature, unsecured, non-interest bearing and repayable on demand.

Compensation of key management personnel

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including any directors (whether executive or otherwise) of the Group.

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD

Directors’ fee	-	-	51,904	40,747
Salaries and related costs	188,132	167,000	582,476	457,274
Defined contribution plan	27,336	26,282	50,099	39,330
	215,468	193,282	684,479	537,351

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS